Description of Organization and Summary of Significant Accounting Policies - Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Summary of Significant Accounting Policies
Impairment of intangible assets	$ 3,000	$ 4,000	$ 5,100,000
Total book value	600,000	$ 0	$ 0
Net gain	$ 1,700,000